SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
NOTE 17. SUBSEQUENT EVENTS

The Company signed a revenue sharing agreement with China Mobile Guizhou Branch for the commercial use of UMFun by China Mobile in Guizhou Province in January 2016. Previously, UMFun was made available free of charge to China Mobile's users in the Guizhou Province. UMFun was the only value-added K-12 learning and assessment product selected by China Mobile Guizhou Branch for commercial use and as such, became the only subscription-based, value-added K-12 learning and assessment product available to China Mobile's student and teacher users in Guizhou Province.